Financial Instruments	12 Months Ended
Mar. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
Financial Instruments
(a) Credit Risk
Concentration of credit risk with the Company’s customers is limited due to the Company’s customer base and the diversity of its sales throughout the world. The Company performs ongoing credit evaluations and maintains a provision for potential credit losses. The Company generally does not require collateral for its trade accounts receivable.
(b) Forward Contracts
The Company enters into forward foreign exchange contracts to hedge its foreign currency exposures on future production expenses and tax credit receivables denominated in various foreign currencies (i.e., cash flow hedges). The Company also enters into forward foreign exchange contracts that economically hedge certain of its foreign currency risks, even though hedge accounting does not apply or the Company elects not to apply hedge accounting. The Company monitors its positions with, and the credit quality of, the financial institutions that are party to its financial transactions.
As of March 31, 2018, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 18 months from March 31, 2018):

March 31, 2018
Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
	(Amounts in millions)		(Amounts in millions)
British Pound Sterling	£20.8	in exchange for	$29.0	£0.72
Euro	€1.5	in exchange for	$1.7	€0.87
Canadian Dollar	C$15.1	in exchange for	$12.1	C$1.25
Australian Dollar	A$4.1	in exchange for	$3.2	A$1.27

The following table presents the effect of the Company's foreign currency derivatives on the accompanying consolidated statements of income and comprehensive income for the years ended March 31, 2018, 2017 and 2016:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Forward exchange contracts designated as cash flow hedges
Loss recognized in accumulated other comprehensive income (loss)	$(0.2)	$(3.5)	$(0.2)
Gain (loss) reclassified from accumulated other comprehensive income (loss) into direct operating expense	$(1.5)	$5.0	$—

Forward exchange contracts not designated as cash flow hedges
Gain recognized in direct operating expense	$0.1	$—	$1.3

Total direct operating expense on consolidated statements of income	$2,309.6	$1,903.8	$1,415.3

The Company classifies its forward foreign exchange contracts within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments (see Note 10). As of March 31, 2018 and March 31, 2017, the Company had the following amounts recorded in the accompanying consolidated balance sheets related to the Company's use of foreign currency derivatives:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Other current assets(1)	$0.3	$0.6
Accounts payable and accrued liabilities(1)	0.6	0.5
_____________

(1)	Includes an immaterial amount of forward foreign exchange contracts not designated as hedging instruments as of March 31, 2018 and 2017.

As of March 31, 2018, based on the current release schedule, the Company estimates approximately $0.7 million of losses associated with cash flow hedges in accumulated other comprehensive loss to be reclassified into earnings during the one-year period ending March 31, 2019.